UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21274

               Columbia Management Multi-Strategy Hedge Fund, LLC
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
               (Address of principal executive offices) (Zip code)


                               Michelle Rhee, Esq.
                    Bank of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3672

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009


--------------------------------------------------------------------------------
REGISTRANT NAME:   COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
INVESTMENT COMPANY ACT FILE NUMBER:   811-21274
REPORTING PERIOD: 07/01/2008 - 06/30/2009
REGISTRANT  ADDRESS: ONE FINANCIAL CENTER, BOSTON, MA 02111
NAME OF SERIES (AS APPLICABLE):  N/A

                                                                                                         FUND'S
                                                                                                          VOTE
                                                                                                         FOR OR
                                                                                                         AGAINST
                                                                                                      PROPOSAL, OR
                                                                                    WHO      WHETHER  ABSTAIN; FOR   WHETHER
                                                                                  PROPOSED    FUND     OR WITHHOLD    VOTE
 ISSUER OF  EXCHANGE                                                              MATTER:     CAST      REGARDING   WAS FOR OR
 PORTFOLIO   TICKER             SHAREHOLDER                                       ISSUER/    VOTE ON   ELECTION OF    AGAINST
 SECURITY    SYMBOL   CUSIP #  MEETING DATE      SUMMARY OF MATTER VOTED ON     SHAREHOLDER   MATTER    DIRECTORS   MANAGEMENT
----------  --------  -------  ------------  ---------------------------------  -----------  -------  ------------  ----------

  Tosca       N/A      N/A       11/26/2008     In connection with a proposed     Issuer       Yes        For          For
                                                restructuring plan, the Fund
                                                sought consent to an amendment
                                                of the Articles to make
                                                certain share rights
                                                identical, create a new share
                                                class, re-designate certain
                                                existing Shares, modify and
                                                establish certain holding
                                                periods, require specific
                                                notice period for redemption,
                                                amend gate provisions, and
                                                establish applicable fees.

------------------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Columbia Management Multi-Strategy Hedge Fund, LLC
          ----------------------------------------------------------------------

By (Signature and Title)*  /s/  David Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (Principal Executive Officer)

Date              August 21, 2009
     ---------------------------------------------------------------------------

  *Print the name and title of each signing officer under his or her signature.